IFRS 7 Disclosure (Tables)	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Summary of Exposure to Credit Risk
Exposure to credit risk
The following table provides our exposure to credit risk by portfolios based upon how we manage the business and the associated risks. Gross credit exposure amounts presented in the table below represent our estimate of exposure at default (EAD), which is net of derivative master netting agreements and credit valuation adjustment (CVA), but is before allowance for credit losses or credit risk mitigation for internal ratings-based (IRB) approaches. Gross credit exposure amounts relating to our business and government portfolios are reduced for collateral held for repo-style transactions, which reflects the EAD value of such collateral. Non-trading equity exposures are not included in the table below as they have been deemed immaterial under the OSFI guidelines, and hence are subject to 100% risk-weighting.

$ millions, as at				2025 Apr. 30				2024 Oct. 31
	IRB approach	(1)	Standardized approach	Total	IRB approach	(1)	Standardized approach	Total
Business and government portfolios
Drawn	$401,816		$16,785	$418,601	$386,836		$15,817	$402,653
Undrawn commitments	63,389		1,059	64,448	62,778		1,183	63,961
Repo-style transactions	475,812		–	475,812	408,201		1	408,202
Other off-balance sheet	18,042		536	18,578	17,078		487	17,565
OTC derivatives	20,691		125	20,816	18,806		126	18,932
Gross EAD on business and government portfolios	979,750		18,505	998,255	893,699		17,614	911,313
Less: Collateral held for repo-style transactions	453,951		–	453,951	388,767		–	388,767
Net EAD on business and government portfolios	525,799		18,505	544,304	504,932		17,614	522,546
Retail portfolios
Drawn	334,724		6,979	341,703	331,821		6,976	338,797
Undrawn commitments	110,255		4,128	114,383	104,906		3,982	108,888
Other off-balance sheet	481		124	605	444		114	558
Gross EAD on retail portfolios	445,460		11,231	456,691	437,171		11,072	448,243
Securitization exposures (2)	35,564		24,013	59,577	30,901		21,251	52,152
Gross EAD (3)	$1,460,774		$53,749	$1,514,523	$1,361,771		$49,937	$1,411,708
Net EAD (3)	$1,006,823		$53,749	$1,060,572	$973,004		$49,937	$1,022,941
(1)	Includes exposures subject to the supervisory slotting approach.
(2)
OSFI guidelines define a hierarchy of approaches for treating securitization exposures in our banking book. Depending on the underlying characteristics, exposures are eligible for either the standardized approach or the IRB approach. The external ratings-based approach (SEC-ERBA), which is inclusive of the internal assessment approach (SEC-IAA), includes exposures that qualify for the IRB approach, as well as exposures under the standardized approach.

(3)
Excludes exposures arising from derivative and repo-style transactions which are cleared through qualified central counterparties (QCCPs) as well as credit risk exposures arising from other assets that are subject to the credit risk framework, including other balance sheet assets which are risk-weighted at 100%, significant investments in the capital of non-financial institutions which are risk-weighted at 1250%, settlement risk, and amounts below the thresholds for deduction which are risk-weighted at 250%. Non-trading equity exposures are also excluded and are subject to a range of risk-weightings dependent on the nature of the security.

Summary of Loans Contractually Past Due But Not Impaired

$ millions, as at			2025 Apr. 30	2024 Oct. 31
	31 to 90 days	Over 90 days	Total	Total
Residential mortgages	$1,184	$–	$1,184	$1,216
Personal	229	–	229	261
Credit card	238	173	411	392
Business and government	170	–	170	226
	$1,821	$173	$1,994	$2,095

Summary of Market Risks by Type of Risks
The following table shows VaR for our trading activities based on risk type.

	As at or for the three months ended								As at or for the six months ended
$ millions				2025 Apr. 30		2025 Jan. 31		2024 Apr. 30	2025 Apr. 30	2024 Apr. 30
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Interest rate risk	$10.2	$4.1	$6.6	$7.0	$7.0	$8.9	$11.7	$10.6	$7.9	$9.0
Credit spread risk	2.9	1.2	1.4	1.6	1.3	2.1	2.4	2.4	1.9	2.4
Equity risk	15.9	8.4	10.0	12.2	8.9	7.9	4.9	6.4	10.0	6.0
Foreign exchange risk	3.0	0.5	1.1	1.1	1.3	1.6	2.7	1.5	1.3	1.2
Commodity risk	9.0	2.0	2.3	5.0	5.9	2.8	3.1	2.4	3.9	2.5
Diversification effect (1)	n/m	n/m	(10.8)	(13.1)	(13.3)	(12.4)	(9.8)	(10.3)	(12.7)	(9.9)
Total VaR (one-day measure)	$16.1	$10.6	$10.6	$13.8	$11.1	$10.9	$15.0	$13.0	$12.3	$11.2
(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Structural Interest Rate Sensitivity - Measures

$ millions (pre-tax), as at		2025 Apr. 30			2025 Jan. 31			2024 Apr. 30
	CAD (1)	USD	Total	CAD (1)	USD	Total	CAD (1)	USD	Total
100 basis point increase in interest rates
Increase (decrease) in net interest income	$84	$37	$121	$109	$41	$150	$216	$89	$305
Increase (decrease) in EVE	(1,055)	(457)	(1,512)	(1,061)	(454)	(1,515)	(820)	(367)	(1,187)
100 basis point decrease in interest rates
Increase (decrease) in net interest income	(148)	(41)	(189)	(174)	(44)	(218)	(273)	(88)	(361)
Increase (decrease) in EVE	903	463	1,366	975	464	1,439	724	380	1,104
(1)	Includes CAD and other currency exposures.

Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources
Encumbered and unencumbered liquid assets from on- and off-balance sheet sources are summarized as follows:

$ millions, as at		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets	(1)
2025	Cash and deposits with banks	$49,586	$–	$49,586	$482	$49,104
Apr. 30	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	186,105	120,301	306,406	179,119	127,287
	Other debt securities	5,947	13,934	19,881	5,863	14,018
	Equities	64,770	30,245	95,015	59,146	35,869
	Canadian government guaranteed National Housing Act mortgage-backed securities	32,431	5,264	37,695	23,557	14,138
	Other liquid assets (2)	21,881	5,875	27,756	10,147	17,609
		$360,720	$175,619	$536,339	$278,314	$258,025
2024	Cash and deposits with banks	$48,064	$–	$48,064	$560	$47,504
Oct. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	178,324	108,499	286,823	146,992	139,831
	Other debt securities	6,093	11,328	17,421	3,696	13,725
	Equities	58,102	33,424	91,526	54,269	37,257
	Canadian government guaranteed National Housing Act mortgage-backed securities	35,155	2,038	37,193	20,263	16,930
	Other liquid assets (2)	16,021	2,849	18,870	8,971	9,899
		$341,759	$158,138	$499,897	$234,751	$265,146
(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select asset-backed securities and precious metals.

Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values
The following table provides the contractual maturity profile of our on-balance sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of our liquidity risk exposure, however, this information serves to inform our management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at April 30, 2025	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks (1)	$14,011	$–	$–	$–	$–	$–	$–	$–	$–	$14,011
Interest-bearing deposits with banks	35,575	–	–	–	–	–	–	–	–	35,575
Securities	7,129	17,567	9,998	11,089	9,531	29,605	63,991	52,208	68,723	269,841
Cash collateral on securities borrowed	18,945	–	–	–	–	–	–	–	–	18,945
Securities purchased under resale agreements	49,354	19,259	14,810	4,136	2,474	1,221	7	–	–	91,261
Loans
Residential mortgages	5,290	11,046	21,240	15,842	27,887	90,285	101,839	10,008	–	283,437
Personal	969	581	1,011	635	971	665	4,745	5,134	32,145	46,856
Credit card	436	873	1,309	1,309	1,309	5,238	10,310	–	–	20,784
Business and government (2)	4,718	6,334	13,523	15,393	14,378	57,116	78,410	22,092	12,789	224,753
Allowance for credit losses	–	–	–	–	–	–	–	–	(4,191)	(4,191)
Derivative instruments	2,717	6,622	3,068	4,022	2,458	5,815	7,721	6,067	–	38,490
Other assets	–	–	–	–	–	–	–	–	50,381	50,381
	$139,144	$62,282	$64,959	$52,426	$59,008	$189,945	$267,023	$95,509	$159,847	$1,090,143
October 31, 2024	$130,008	$45,680	$57,993	$52,094	$61,184	$186,218	$260,975	$101,546	$146,287	$1,041,985
Liabilities
Deposits (3)	$44,568	$42,098	$60,055	$48,992	$52,330	$51,068	$65,194	$24,072	$396,250	$784,627
Obligations related to securities sold short	20,093	–	–	–	–	–	–	–	–	20,093
Cash collateral on securities lent	6,715	–	–	–	–	–	–	–	–	6,715
Obligations related to securities sold under repurchase agreements	122,041	8,279	660	678	–	620	1,001	–	–	133,279
Derivative instruments	7,844	6,240	2,489	3,867	2,356	6,581	4,723	9,839	6	43,945
Other liabilities (2)	34	47	68	69	69	264	587	810	28,816	30,764
Subordinated indebtedness	–	–	–	–	–	–	34	8,740	–	8,774
Equity	–	–	–	–	–	–	–	–	61,946	61,946
	$201,295	$56,664	$63,272	$53,606	$54,755	$58,533	$71,539	$43,461	$487,018	$1,090,143
October 31, 2024	$188,502	$48,833	$75,616	$49,168	$46,158	$55,388	$73,705	$39,445	$465,170	$1,041,985
(1)	Cash includes interest-bearing demand deposits with Bank of Canada.
(2)	Certain information has been revised to conform to the presentation adopted in the first quarter of 2025.
(3)
Comprises $255.5 billion (October 31, 2024: $252.9 billion) of personal deposits; $501.7 billion (October 31, 2024: $492.0 billion) of business and government deposits and secured borrowings; and $27.4 billion (October 31, 2024: $20.0 billion) of bank deposits.

Summary of Off-Balance Sheet Credit Related Commitments
The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at April 30, 2025	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	(1)	Total
Unutilized credit commitments	$2,895	$9,807	$6,618	$5,400	$7,503	$24,263	$85,476	$3,544	$253,155		$398,661
Standby and performance letters of credit	5,318	3,645	3,608	5,827	3,886	503	783	189	–		23,759
Backstop liquidity facilities	157	216	259	25,469	207	120	243	–	–		26,671
Documentary and commercial letters of credit	48	47	57	14	10	–	14	–	–		190
Other (2)	1,292	–	–	–	–	–	–	–	54		1,346
	$9,710	$13,715	$10,542	$36,710	$11,606	$24,886	$86,516	$3,733	$253,209		$450,627
October 31, 2024	$18,455	$35,462	$8,910	$11,720	$12,084	$26,766	$77,636	$3,562	$245,816		$440,411
(1)	Includes $195.7 billion (October 31, 2024: $189.6 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Includes forward-dated securities financing trades.

Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs
Other off-balance sheet contractual obligations
The following table provides the contractual maturities of other off-balance sheet contractual obligations affecting our funding needs:

$ millions, as at April 30, 2025	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	Total
Purchase obligations (1)	$118	$212	$267	$275	$207	$643	$740	$255	$2,717
Future lease commitments (2)	–	–	2	5	6	31	95	434	573
Investment commitments	–	–	1	1	12	10	47	488	559
Underwriting commitments	514	–	–	–	–	–	–	–	514
Pension contributions (3)	14	28	41	–	–	–	–	–	83
	$646	$240	$311	$281	$225	$684	$882	$1,177	$4,446
October 31, 2024 (2)	$607	$263	$292	$321	$279	$737	$850	$1,203	$4,552
(1)
Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(2)
Excludes lease obligations that are accounted for under IFRS 16, which are recognized on the interim
consolidated balance sheet, and operating and tax expenses relating to lease commitments. The table includes lease obligations that are not accounted for under IFRS 16, including those related to future starting lease commitments for which we have not yet recognized a lease liability and right-of-use asset.

(3)
Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the remaining annual period ending October 31, 2025 as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.